Related parties (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021
Key management personnel (towards rent deposits)
Due from/to related parties [Line Items]
Amounts receivable, related party transactions	₨ 8	₨ 8
Other related parties
Due from/to related parties [Line Items]
Amounts receivable, related party transactions	1	72
Amounts payable, related party transactions	₨ 10	₨ 93